UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08896

Buffalo USA Global Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Buffalo USA Global Fund
Schedule of Investments
December 31, 2004 (Unaudited)

Shares or
Face Amount		Market Value

	COMMON STOCKS - 94.42%
	Consumer Discretionary - 14.16%
	Auto Components - 6.76%
53,200	Gentex Corp.	$1,969,464
29,800	Johnson Controls, Inc.	1,890,512
33,300	Lear Corp.	2,031,633
		5,891,609

	Hotels Restaurants & Leisure - 5.26%
73,200	GTECH Holdings Corp.	1,899,540
83,800	McDonald's Corp.	2,686,628
		4,586,168

	Household Durables - 0.39%
15,900	Tempur-Pedic International Inc. (a)	337,080

	Media - 0.61%
7,700	Getty Images, Inc. (a)	530,145

	Specialty Retail - 1.14%
31,100	Tiffany & Co.	994,267
	Total Consumer Discretionary	12,339,269

	Consumer Staples - 16.37%
	Beverages - 2.23%
46,700	The Coca-Cola Co.	1,944,121

	Food Products - 7.38%
46,100	H.J. Heinz Co.	1,797,439
77,400	Sara Lee Corp.	1,868,436
39,900	Wm. Wrigley Jr. Co.	2,760,681
		6,426,556

	Household Products - 4.62%
32,300	Colgate-Palmolive Co.	1,652,468
36,100	Kimberly-Clark Corp.	2,375,741
		4,028,209

	Personal Products - 2.14%
41,700	The Gillette Co.	1,867,326
	Total Consumer Staples	14,266,212

	Energy - 6.51%
	Energy Equipment & Services - 2.28%
50,650	Halliburton Co.	1,987,506

	Oil & Gas - 4.23%
17,000	ChevronTexaco Corp.	892,670
18,100	Exxon Mobil Corp.	927,806
15,900	Kerr-McGee Corp.	918,861
21,900	Unocal Corp.	946,956
		3,686,293
	Total Energy	5,673,799

	Financials - 5.41%
	Insurance - 5.41%
42,900	AFLAC INC.	1,709,136
45,800	American International Group, Inc.	3,007,686
	Total Financials	4,716,822

	Health Care - 23.94%
	Health Care Equipment & Supplies - 11.71%
64,700	Baxter International Inc.	2,234,738
37,000	Boston Scientific Corp. (a)	1,315,350
52,400	Mentor Corp.	1,767,976
34,000	Millipore Corp. (a)	1,693,540
23,100	Sybron Dental Specialties, Inc. (a)	817,278
50,800	Waters Corp. (a)	2,376,932
		10,205,814

	Pharmaceuticals - 12.23%
61,900	Abbott Laboratories	2,887,635
40,200	Johnson & Johnson	2,549,484
142,100	Schering-Plough Corp.	2,967,048
52,900	Wyeth	2,253,011
		10,657,178
	Total Health Care	20,862,992

	Industrials - 1.75%
	Industrial Conglomerates - 1.75%
29,400	Teleflex Inc.	1,527,036
	Total Industrials	1,527,036

	Information Technology - 21.96%
	Communications Equipment - 2.99%
77,500	Cisco Systems, Inc. (a)	1,495,750
64,600	Motorola Inc.	1,111,120
		2,606,870

	Electronic Equipment & Instruments - 2.73%
21,900	Cognex Corp.	611,010
36,800	Molex Inc.	1,104,000
24,300	National Instruments Corp.	662,175

		2,377,185

	Semiconductor & Semiconductor Equipment - 11.89%
47,300	Analog Devices, Inc.	1,746,316
87,802	Applied Materials, Inc. (a)	1,501,414
99,700	Fairchild Semiconductor International, Inc. (a)	1,621,122
7,132	Freescale Semiconductor Inc. - Class B (a)	130,944
112,800	Intel Corp.	2,638,392
25,200	KLA-Tencor Corp. (a)	1,173,816
86,200	National Semiconductor Corp.	1,547,290

		10,359,294

	Software - 4.35%
94,200	Microsoft Corp.	2,516,082
93,000	Oracle Corp. (a)	1,275,960

		3,792,042
	Total Information Technology	19,135,391

	Materials - 4.32%
	Chemicals - 4.32%
42,905	Cabot Microelectronics Corp. (a)	1,718,345
33,900	Sigma-Aldrich Corp.	2,049,594
	Total Materials	3,767,939

	TOTAL COMMON STOCKS (Cost $65,665,307)	82,289,460

	SHORT TERM INVESTMENTS - 4.63%
	Investment Companies - 2.34%
2,038,732	SEI Daily Income Trust Treasury II Fund - Class B	2,038,732
	Total Investment Companies	2,038,732

	U.S. Treasury Obligations - 2.29%
	Public Finance, Taxation, And Monetary Policy - 2.29%
$2,000,000	1.80% due 01/27/2005	1,997,873
	Total U.S. Treasury Obligations	1,997,873

	TOTAL SHORT TERM INVESTMENTS (Cost $4,036,605)	4,036,605

	Total Investments (Cost $69,701,912) - 99.05%	86,326,065

	Other Assets in Excess of Liabilities - 0.95%	824,227

	TOTAL NET ASSETS - 100.00%	$87,150,292

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on this review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo USA Global Fund, Inc.

By (Signature and Title)  /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kent W. Gasaway, President
Kent W. Gasaway, President and Treasurer

Date 02/28/05

* Print the name and title of each signing officer under his or her signature.